Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 560,988,000	$ 507,631,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	5,947,000	2,148,000
Financing Receivable, before Allowance for Credit Loss, Current	555,041,000	505,483,000
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	110,057,000	84,966,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	2,029,000	1,047,000
Financing Receivable, before Allowance for Credit Loss, Current	108,028,000	83,919,000
Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	23,598,000	21,450,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	368,000	106,000
Financing Receivable, before Allowance for Credit Loss, Current	23,230,000	21,344,000
Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	30,648,000	44,689,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	63,000	213,000
Financing Receivable, before Allowance for Credit Loss, Current	30,585,000	44,476,000
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	252,154,000	227,752,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	3,114,000	568,000
Financing Receivable, before Allowance for Credit Loss, Current	249,040,000	227,184,000
Construction Loans
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	112,794,000	100,162,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	100,000	118,000
Financing Receivable, before Allowance for Credit Loss, Current	112,694,000	100,044,000
Home Equity Line of Credit
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss	31,737,000	28,612,000
Financing Receivable, before Allowance for Credit Loss, Noncurrent	273,000	96,000
Financing Receivable, before Allowance for Credit Loss, Current	31,464,000	28,516,000
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	4,705,000	720,000
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	1,557,000	297,000
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	272,000	93,000
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	6,000	79,000
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	2,671,000	195,000
Financial Asset, 30 to 59 Days Past Due [Member] | Construction Loans
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	0	4,000
Financial Asset, 30 to 59 Days Past Due [Member] | Home Equity Line of Credit
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	199,000	52,000
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	170,000	796,000
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	0	544,000
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	79,000	4,000
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	2,000	134,000
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	89,000	0
Financial Asset, 60 to 89 Days Past Due [Member] | Construction Loans
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	0	114,000
Financial Asset, 60 to 89 Days Past Due [Member] | Home Equity Line of Credit
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	1,072,000	632,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	472,000	206,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	17,000	9,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	55,000	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	354,000	373,000
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Construction Loans
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	100,000	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Home Equity Line of Credit
Financing Receivable, Past Due [Line Items]
Financing Receivable, before Allowance for Credit Loss, Noncurrent	$ 74,000	$ 44,000